Schedule of Investments (unaudited) May 31, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 120.7%

New York — 116.7%

Corporate — 0.5%
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$355	$467,379

County/City/Special District/School District — 26.1%
City of New York, GO, Refunding, Series E, 5.00%, 08/01/30	1,000	1,107,900
City of New York, GO:
Series A-1, 5.00%, 08/01/21(a)	200	211,164
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	440	494,622
Sub-Series F-1, 5.00%, 04/01/43	930	1,117,144
Sub-Series G-1, 5.00%, 04/01/29	1,000	1,078,060
City of New York Convention Center Development Corp., RB, CAB(b):
Senior Lien, Hotel Unit Free Secured, Series A, 0.00%, 11/15/47	3,000	1,071,780
Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55	1,000	271,220
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,335	1,499,939
5.00%, 11/15/45	1,250	1,392,725
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(b)	1,000	611,660
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	150,567
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	775	938,843
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	570	632,711
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	555	659,590
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	845	993,804
Series A-2, 5.00%, 08/01/38	930	1,119,274
Sub-Series B-1, 5.00%, 11/01/35	425	488,168
County of Nassau New York, GO, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	500	609,880

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Nassau New York, GO, Refunding, Series C:
5.00%, 10/01/29	$500	$613,250
5.00%, 10/01/31	475	578,037
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	615	639,108
5.75%, 02/15/47	385	396,823
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	595	705,712
5.00%, 02/15/42	465	545,891
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	816,697
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	531,555
Green Bonds, Sub-Series B-1, 5.00%, 11/15/51	480	525,331
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
3 Class 1, 5.00%, 11/15/44(c)	1,115	1,096,056
4, 5.00%, 11/15/31	1,000	1,053,710
4, 5.00%, 11/15/44	1,250	1,302,225
7 Class 1, 4.00%, 09/15/35	1,100	1,153,449
5.75%, 11/15/51	545	573,662

		24,980,557

Education — 30.9%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	288,835
Ethical Culture Fieldston School Project, 5.00%, 06/01/33	300	347,079
Ethical Culture Fieldston School Project, 5.00%, 06/01/35	350	400,512
Manhattan College Project, 5.00%, 08/01/47	135	148,085
Packer Collegiate Institute Project, 5.00%, 06/01/40	690	770,599
The Chapin School Ltd. Project, 5.00%, 11/01/47	515	767,999

1

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	$175	$189,791
4.00%, 12/01/34	130	133,938
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	440	512,864
American Museum of Natural History, 5.00%, 07/01/41	500	580,425
Wildlife Conservation Society, 5.00%, 08/01/42	410	452,849
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	1,645	1,662,717
Series B, 4.00%, 08/01/35	230	242,788
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	200	208,328
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	565	683,221
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	115	134,992
5.00%, 07/01/48	175	202,697
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	195	229,125
4.00%, 07/01/46	375	407,149
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 07/01/23(a)	1,500	1,694,520
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(a)	500	525,930
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(a)	400	458,004

Security	Par (000)	Value

Education (continued)
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	$180	$187,600
5.00%, 07/01/42	115	118,935
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	539,510
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	1,000	1,003,910
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,104,820
5.00%, 07/01/44	500	545,505
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 05/01/21(a)	300	315,225
Fordham University, Series A, 5.00%, 07/01/21(a)	500	526,025
New York University, Series B, 5.00%, 07/01/22(a)	500	548,800
Rochester Institute of Technology, 5.00%, 07/01/40	550	552,200
State University Dormitory Facilities, Series A, 5.00%, 07/01/21(a)	1,000	1,051,890
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	415	490,003
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/43	2,960	3,314,164
Cornell University, Series A, 5.00%, 07/01/40	250	250,977
Fordham University, 5.00%, 07/01/44	640	707,520
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,514,426
New York University, Series A, 5.00%, 07/01/22(a)	745	818,680
Pratt Institute, Series A, 5.00%, 07/01/44	500	550,770
State University Dormitory Facilities, Series A, 5.00%, 07/01/22(a)	450	494,505

2

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(a)	$2,100	$2,420,607
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	255	299,395
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	310	344,078
Adelphi University Project, 5.00%, 10/01/35	310	342,727
Hofstra University Project, 5.00%, 07/01/47	100	114,260
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(d)	335	356,896

		29,555,875

Health — 10.5%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	542,440
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	550	559,950
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	212,996
5.00%, 12/01/46	320	360,010
Series A, 5.00%, 12/01/37	850	914,710
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	725	748,062
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	161,541
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	924,365

Security	Par (000)	Value

Health (continued)
State of New York Dormitory Authority, RB, North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	$500	$513,985
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/38	230	235,062
Catholic Health System Obligation, 4.00%, 07/01/39	300	305,898
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(a)	750	782,932
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(a)	750	782,865
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(a)	1,640	1,715,752
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,140	1,254,775

		10,015,343

Housing — 6.1%
City of New York Housing Development Corp., RB, M/F Housing, Series B1:
Fund Grant Program, New York City Housing Authority Program, 5.25%, 07/01/32	915	1,036,951
Fund Grant Program, New York City Housing Authority Program, 5.00%, 07/01/33	400	450,788
5.25%, 07/01/30	750	853,635
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Series 2014, Class F, 4.50%, 02/15/48	500	504,675
Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	565	596,979
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	445	510,402
State of New York HFA, RB, M/F:
Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	110	117,352
Housing, Climate Bond Certified, Series P, 3.15%, 11/01/54	370	372,542

3

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
Affordable Housing, Series E (SONYMA) (Fannie Mae), 4.15%, 11/01/47	$330	$352,450
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	880	1,009,307

		5,805,081

State — 11.3%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	1,160	1,329,407
New York State Dormitory Authority, RB, Series A, 5.00%, 02/15/42	500	596,710
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/38	560	668,483
Bid Group 3, Series A, 5.00%, 03/15/39	760	921,492
Bid Group 3, Series A, 5.00%, 03/15/43	265	317,844
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,069,710
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	90	106,899
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	670	735,948
Unrefunded, Series B, 5.00%, 03/15/42	1,400	1,492,540
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	570	694,266
Series A, 5.25%, 03/15/39	1,000	1,249,380
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	500	556,855
5.00%, 03/15/32	1,000	1,111,130

		10,850,664

Tobacco — 2.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	500	451,430

Security	Par (000)	Value

Tobacco (continued)
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B:
5.00%, 06/01/45	$300	$300,006
5.00%, 06/01/51	270	268,807
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	290	295,321
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	964,909
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	270	234,185

		2,514,658

Transportation — 16.5%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	265	305,961
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(a)	575	614,951
Series A-1, 5.25%, 11/15/23(a)	270	315,808
Series D, 5.25%, 11/15/21(a)	440	472,164
Series E, 5.00%, 11/15/38	650	672,042
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/21(a)	1,560	1,674,036
Series D, 5.25%, 11/15/23(a)	750	877,245
Transportation Revenue, Sub Series C-1, 5.00%, 11/15/34	1,020	1,067,614
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,345	1,449,022
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	245	272,119
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	365	413,052
5.25%, 01/01/56	210	236,093
State of New York Thruway Authority, Refunding RB:
2nd General Highway & Bridge Trust, Series A, 5.00%, 04/01/32	250	269,728
General, Series I, 5.00%, 01/01/22(a)	1,325	1,425,077
General, Series I, 5.00%, 01/01/22(a)	425	456,603

4

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
General, Series K, 5.00%, 01/01/32	$750	$850,995
Series L, 5.00%, 01/01/33	90	108,096
Series L, 5.00%, 01/01/34	140	167,483
Series L, 5.00%, 01/01/35	170	202,766
Triborough Bridge & Tunnel Authority, RB:
MTA Bridges and Tunnels, Series A, 4.00%, 11/15/54	1,610	1,815,355
Series B, 5.00%, 11/15/40	280	325,172
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(b)	635	481,838
General, Series A, 5.25%, 11/15/45	370	428,804
Sub-Series A, 5.00%, 11/15/29	810	898,817

		15,800,841

Utilities — 12.2%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,066,750
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,175,980
City of New York Water & Sewer System, Refunding RB:
Series EE, 5.00%, 06/15/40	700	858,746
Subordinate, Series FF-2, 4.00%, 06/15/41	455	532,523
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	250	291,088
Long Island Power Authority, RB:
5.00%, 09/01/38	625	767,287
General, 5.00%, 09/01/47	950	1,130,671
General, Electric Systems, 5.00%, 09/01/42	290	347,698
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(a)	500	522,040
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	1,000	1,336,520
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	140	163,509

Security	Par (000)	Value

Utilities (continued)
State of New York Environmental Facilities Corp., RB, Series B:
Revolving Funds, Green Bonds, 5.00%, 09/15/40	$635	$747,255
Subordinated SRF Bonds, 5.00%, 06/15/48	460	566,412
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,058,220
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	1,000	1,131,170

		11,695,869

Total Municipal Bonds in New York		111,686,267

Puerto Rico — 4.0%

State — 4.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(b)	1,816	462,862
Series A-1, 4.75%, 07/01/53	105	101,380
Series A-1, 5.00%, 07/01/58	1,018	1,015,536
Series A-2, 4.33%, 07/01/40	1,977	1,892,187
Series A-2, 4.78%, 07/01/58	81	78,084
Series B-1, 4.75%, 07/01/53	130	125,610
Series B-2, 4.78%, 07/01/58	126	120,301

Total Municipal Bonds in Puerto Rico		3,795,960

Total Municipal Bonds — 120.7% (Cost — $108,127,975)		115,482,227

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 46.4%

New York — 46.4%

County/City/Special District/School District — 9.4%
City of New York, GO, Refunding, Fiscal 2015, Series B, 4.00%, 08/01/32	1,790	1,951,118
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	250	284,198
City of New York Transitional Finance Authority Future Tax Secured, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,611,273
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(a)	1,114	1,154,395
5.75%, 02/15/47	685	710,149

5

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	$2,085	$2,240,103

		8,951,236

Education — 2.2%
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/21(a)	1,999	2,102,816

Housing — 1.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	1,400	1,539,412

State — 7.1%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,159,716
4.00%, 10/15/32	1,500	1,673,805
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	1,000	1,259,830
General Purpose, Series C, 5.00%, 03/15/41	750	772,717
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	800	843,088
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,003	1,119,472

		6,828,628

Transportation — 13.2%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,683,452
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 210th, 5.00%, 09/01/48	1,900	2,240,271
Series194th, 5.25%, 10/15/55	735	830,175
State of New York Thruway Authority, Refunding RB,
Series B, 4.00%, 01/01/53(f)	2,477	2,664,865

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/46	$1,000	$1,164,330
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	1,665	2,008,906

		12,591,999

Utilities — 12.9%
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	2,249	2,351,394
Fiscal 2012, Series BB, 5.00%, 06/15/44	2,011	2,133,949
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,860	2,139,707
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	3,719	4,206,683
Restructuring, Series A, 5.00%, 12/15/35	1,000	1,210,500
Restructuring, Series B, 4.00%, 12/15/35	280	319,323

		12,361,556

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.4% (Cost — $42,076,928)		44,375,647

Total Long-Term Investments — 167.1% (Cost — $150,204,903)		159,857,874

Total Investments — 167.1% (Cost — $150,204,903)		159,857,874

Other Assets Less Liabilities — 0.7%		764,156

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.6)%		(24,527,833)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (42.2)%		(40,401,081)

Net Assets Applicable to Common Shares — 100.0%		$95,693,116

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

6

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Quality Trust (BSE)

(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to July 1, 2027, is $2,654,102.

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio(b)	—	6,719,846	(6,719,846)	—	$—	$847	$(18)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GO	General Obligation Bonds

HFA	Housing Finance Agency

M/F	Multi-Family

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

SRF	State Revolving Fund

7

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Quality Trust (BSE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$159,857,874	$—	$159,857,874

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(24,442,360)	$—	$(24,442,360)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

	$—	$(64,942,360)	$—	$(64,942,360)

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